Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Adjustment to deferred tax income	$ 18
Provisional decrease	50
Decrease to deferred tax liability	18
Transition tax	146
Valuation allowances	217	$ 542
Increase (decrease) in valuation allowance	(325)	0
Income tax penalties and interest accrued	21	14
Income tax penalties and interest expense	5
Due to former parent upon receipt from IRS	5	19
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	170
Decrease in Unrecognized Tax Benefits is Reasonably Possible	70
Undistributed Earnings of Foreign Subsidiaries	1,300
Settlement of liability	14
Maximum
Operating Loss Carryforwards [Line Items]
Income tax penalties and interest expense		$ 1	$ 1
United States
Operating Loss Carryforwards [Line Items]
Provisional decrease	223
Valuation allowances	178
Increase (decrease) in valuation allowance	$ (105)